Related Party Transactions: Schedule of Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Tables/Schedules
Schedule of Related Party Transactions
	September 30,	December 31,
	2013	2012

Due to:
CMFG Life Insurance Company	$ 1,338	$ 211
CUNA Brokerage Services, Inc	1,531	-
MEMBERS Capital Advisors, Inc.	16	5

Total	$ 2,885	$ 216

	2012	2011

Due to:
CMFG Life Insurance Company	$ 211	$ 156
MEMBERS Capital Advisors, Inc.	5	4

Total	$ 216	$ 160